Nature of Operations and Business Activities	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Nature of Operations and Business Activities	Nature of Operations and Business Activities
Nature of Operations
Skye Bioscience, Inc. (the “Company” or “Skye”) was incorporated in Nevada on March 16, 2011. The Company is a clinical stage pharmaceutical company located in San Diego, California, focused on the discovery, development and commercialization of novel classes of therapeutic drugs that modulate the endocannabinoid system, which has been shown to play a vital role in overall human health. Notably, the Company is developing drugs with novel mechanisms of action targeting the CB1 receptor through its own research efforts acquired intellectual property and license agreements.
In August 2019, the Company formed a new subsidiary in Australia, SKYE Bioscience Pty Ltd. (formerly "EMBI Australia Pty Ltd."), an Australian proprietary limited company ("SKYE Bioscience Australia"), in order to qualify for the Australian government’s research and development tax credit for research and development dollars spent in Australia. The Company conducted its Phase 1 clinical trial for glaucoma at SKYE Bioscience Australia.
On August 18, 2023, the Company completed a strategic transaction to acquire a clinical asset pursuant to an Agreement and Plan of Merger and Reorganization, dated as of August 15, 2023, by and among the Company, Bird Rock Bio, Inc. and Aquila Merger Sub, Inc., pursuant to which Aquila Merger Sub, Inc. merged with and into Bird Rock Bio, Inc. with Bird Rock Bio, Inc. surviving as a wholly owned subsidiary of the Company (the “BRB Acquisition”). In connection with the BRB Acquisition, Bird Rock Bio changed its name from Bird Rock Bio, Inc. to Bird Rock Bio Sub, Inc ("BRB"). In the BRB Acquisition, the Company issued to certain former stockholders of BRB an aggregate of 5,436,378 shares of the common stock of the Company, valued at $21,609,586 (Note 3).
As of December 31, 2023, the Company has devoted substantially all its efforts to securing product licenses, carrying out its own research and development, building infrastructure and raising capital. The Company has not yet realized revenue from its planned principal operations and is a number of years away from potentially being able to do so.
Liquidity and Capital Resources
The Company has incurred operating losses and negative cash flows from operations since inception and as of December 31, 2023, had a working capital deficit of $2,250,156 and an accumulated deficit of $104,382,549. As of December 31, 2023, the Company had unrestricted cash in the amount of $1,256,453. For the years ended December 31, 2023 and 2022, the Company incurred losses from operations of $34,735,173 and $18,311,732, respectively. For the years ended December 31, 2023 and 2022, the Company incurred net losses of $37,644,784 and $19,481,602, respectively. The Company expects to continue to incur significant losses and negative cash flows from operations through 2024 and in the future.
Historically, the Company has funded its operations through convertible debt, public equity financings, asset acquisitions and private investments in public equity. On August 18, 2023, the Company entered into the Convertible Note Financing, the August PIPE Financing and BRB Acquisition which provided the Company with the necessary funds to continue operations post an appeal bond to stay the execution of the judgment in the Cunning Lawsuit (Note 13) and reposition the Company to focus on nimacimab as its lead clinical asset for obesity. Following the August 2023 financings, the Company executed a 1:250 reverse stock split and increased its authorized shares outstanding (Note 7). On January 31, 2024 and March 13, 2024, the Company completed two private placement equity transactions with institutional investors, in which it raised combined net aggregate proceeds of approximately $83,500,000. The capital from the January and March financings will allow the Company to fund its planned Phase 2 clinical trials for glaucoma and obesity through top line data.
The Company’s consolidated financial statements have been prepared on the basis of the Company continuing as a going concern for the next 12 months. Based on its current operational requirements, the Company believes that its current cash, and cash equivalents will be sufficient to fund its projected operations for at least 12 months from the date of the issuance of these consolidated financial statements.
Impact of Geopolitical and Macroeconomic Factors
It is possible that the Company may encounter supply chain issues related to global economic and political conditions such as a lack of production or laboratory resources. pandemics or cyberattacks that could cause business disruptions and clinical trial delays which will need to be managed in the future. There may also be significant uncertainty resulting from the impact of other geopolitical and macroeconomic factors, including global pandemics, inflation, supply chain issues, rising interest rates, future bank failures, increased geopolitical tensions between the U.S. and China and the impact of the Russia/Ukraine conflict and the Israel-Hamas war.